SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make certain estimates and assumptions. These estimates and assumptions affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the balance sheet date, as well as reported amounts of expenses during the reporting period.

The Company’s most significant estimates and judgments involve the useful lives of long-lived assets, the recoverability of long-lived assets, the incremental borrowing rate (“IBR”) applied in lease accounting, the capitalization of software development costs, the valuation of the Company’s stock-based compensation, including the valuation of warrants to purchase the Company’s stock and the valuation allowance for income taxes. Management bases its estimates on historical experience and on various other assumptions believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities. Actual results could differ from those estimates.

Cash, Cash Equivalents and Restricted Cash

The Company considers all highly liquid investments purchased with original maturities of three months or less to be cash equivalents. As of March 31, 2022 and December 31, 2021, the Company had $244.5 million and $264.6 million of cash and cash equivalents, respectively, which included cash equivalents of $13.4 million and $22.3 million in highly liquid investments as of March 31, 2022 and December 31, 2021, respectively.

The Company maintains letters of credit to secure leases of the Company’s offices and facilities. A portion of the Company’s cash is collateralized in conjunction with the letter of credit and is classified as restricted cash on the Company’s condensed consolidated balance sheets. As of March 31, 2022 and December 31, 2021, the Company had $0.9 million and $0.4 million in restricted cash, respectively. At the end of each year of the lease, the face amount of the letter of credit is reduced by a fixed amount of approximately $0.1 million and reclassified into cash and cash equivalents on the Company’s condensed consolidated balance sheets. The Company determines short-term or long-term classification based on the expected duration of the restriction.

The reconciliation of cash and cash equivalents and restricted cash and cash equivalents to amounts presented in the condensed consolidated statements of cash flows are as follows (in thousands):

			As of
	As of March 31,		December 31,
	2022	2021	2021
Cash and cash equivalents	244,488	21,562	264,615
Restricted cash, short-term	65	65	130
Restricted cash, long-term	812	340	275
Total cash, cash equivalents and restricted cash	245,365	21,967	265,020

Fair Value of Financial Instruments

The Company’s financial instruments consist of cash and cash equivalents, restricted cash, prepaid expenses and other current assets, accounts payable and accrued expenses, short-term and long-term notes payable and other current liabilities. The assets and liabilities that were measured at fair value on a recurring basis are cash equivalents and warrant liabilities. The Company believes that the carrying values of the remaining financial instruments approximate their fair values. The Company applies fair value accounting in accordance with ASC 820, Fair Value Measurements for valuation of financial instruments. ASC 820 provides a framework for measuring fair value under GAAP that expands disclosures about fair value measurements, establishes a fair value hierarchy, and requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The three levels of the fair value hierarchy are summarized as follows:

Level 1 — Fair value is based on observable inputs such as quoted prices for identical assets or liabilities in active markets.

Level 2 — Fair value is determined using quoted prices for similar assets or liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active or are directly or indirectly observable.

Level 3 — Fair value is determined using one or more significant inputs that are unobservable in active markets at the measurement date, such as an option pricing model, discounted cash flow, or similar technique.

Public and Private Warrants

As part of NGA’s initial public offering on October 13, 2020, NGA issued to third party investors 41.4 million units, consisting of one share of Class A common stock of NGA and one-third of one warrant, at a price of $10.00 per unit. Each whole warrant entitles the holder to purchase one share of Class A common stock at an exercise price of $11.50 per share (the “Public Warrants”). Further, NGA completed the private sale of 6.7 million warrants to NGA’s sponsor at a purchase price of $1.50 per warrant (the “Private Warrants”). Each Private Warrant allows the sponsor to purchase one share of Class A common stock at $11.50 per share. Subsequent to the Business Combination, 13.8 million Public Warrants and 6.7 million Private Warrants remained outstanding as of March 31, 2022.

The Private Placement Warrants are identical to the Public Warrants underlying the Units sold in the Initial Public Offering, except that the Private Placement Warrants and the Class A common stock issuable upon the exercise of the Private Placement Warrants did not become transferable, assignable or salable until 30 days after the completion of a Business Combination, subject to certain limited exceptions. Additionally, the Private Placement Warrants are exercisable on a cashless basis and are non-redeemable so long as they are held by the initial purchasers or their permitted transferees. If the Private Placement Warrants are held by someone other than the initial purchasers or their permitted transferees, the Private Placement Warrants are redeemable by the Company and exercisable by such holders on the same basis as the Public Warrants.

The Company evaluated the Public and Private Warrants under ASC 815-40, Derivatives and Hedging-Contracts in Entity’s Own Equity, and concluded that they do not meet the criteria to be classified in stockholders’ equity. Since the Public and Private Warrants meet the definition of a derivative under ASC 815, the Company recorded these warrants as liabilities on the balance sheet at fair value upon the closing of the Business Combination, with subsequent changes in their respective fair values recognized in the condensed consolidated statement of operations and comprehensive income (loss) at each reporting date.

Convertible Notes and Derivatives

The Company accounts for its derivatives in accordance with, ASC 815-10, Derivatives and Hedging, or ASC 815-15, Embedded Derivatives, depending on the nature of the derivative instrument. ASC 815 requires each contract that is not a derivative in its entirety be assessed to determine whether it contains embedded derivatives that are required to be bifurcated and accounted for as a derivative financial instrument. The embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative if the combined instrument is not accounted for in its entirety at fair value with changes in fair value recorded in earnings, the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract, and a separate instrument with the same terms as the embedded derivative would qualify as a derivative instrument. Embedded derivatives are measured at fair value and remeasured at each subsequent reporting period, and recorded within convertible notes, net on the accompanying Balance Sheets and changes in fair value recorded in other expense within the Statements of Operations. Upon the consummation of the Merger, the related convertible note liability was extinguished. As of March 31, 2022, the Company held no derivative instruments.

Property, Equipment and Software

Property, equipment and software is stated at cost less accumulated depreciation. Repair and maintenance costs are expensed as incurred. Depreciation and amortization are recorded on a straight-line basis over each asset’s estimated useful life.

Property, Equipment and Software	Useful life (years)
Machinery and equipment	5 years
Electronic equipment	3 years
Vehicles and vehicle hardware	3 – 7 years
Leasehold improvements	Shorter of useful life or lease term
Furniture and fixtures	7 years
Developed software	2 – 4 years

Leases

The Company determines if a contract contains a lease at inception of the arrangement based on whether the Company has the right to obtain substantially all of the economic benefits from the use of an identified asset and whether the Company has the right to direct the use of an identified asset in exchange for consideration, which relates to an asset which the Company does not own. Right of use (“ROU”) assets represent the Company’s right to use an underlying asset for the lease term and lease liabilities represent the Company’s obligation to make lease payments arising from the lease. ROU assets are recognized as the lease liability, adjusted for lease incentives received. Lease liabilities are recognized at the present value of the future lease payments at the lease commencement date. The interest rate used to determine the present value of the future lease payments is the Company’s incremental borrowing rate (“IBR”), because the interest rate implicit in most of its leases is not readily determinable. The IBR is a hypothetical rate based on the Company’s understanding of what its credit rating would be to borrow and resulting interest we would pay to borrow an amount equal to the lease payments in a similar economic environment over the lease term on a collateralized basis. Lease payments may be fixed or variable; however, only fixed payments or in-substance fixed payments are included in the Company’s lease liability calculation. Variable lease payments may include costs such as common area maintenance, utilities, real estate taxes or other costs. Variable lease payments are recognized in operating expenses in the period in which the obligation for those payments are incurred.

Operating leases are included in operating lease ROU assets, operating lease liabilities, current and operating lease liabilities, non-current on the Company’s condensed consolidated balance sheets. For operating leases, lease expense is recognized on a straight-line basis in operations over the lease term. The Company elected the practical expedient not to separate non-lease components from lease components, therefore, the Company accounts for lease and non-lease components as a single lease component. The Company also elected the short-term lease recognition practical expedient for all leases that qualify.

Impairment of Long-Lived Assets

The Company reviews its long-lived assets for impairment annually, or whenever events or circumstances indicate that the carrying amount of an asset may not be fully recoverable. The Company assesses the recoverability of these assets by comparing the carrying amount of such assets or asset group to the future undiscounted cash flows it expects the assets or asset group to generate. The Company recognizes an impairment loss if the sum of the expected long-term undiscounted cash flows that the long-lived asset is expected to generate is less than the carrying amount of the long-lived asset being evaluated.

Income Taxes

The Company accounts for income taxes using the asset and liability method, under which deferred tax assets and liabilities are recognized for the expected future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases.

A valuation allowance is provided when it is more likely than not that some portion or all of a deferred tax asset will not be realized. Due to the Company’s lack of earnings history, the net deferred tax assets have been fully offset by a valuation allowance as of March 31, 2022 and December 31, 2021. Uncertain tax positions taken or expected to be taken in a tax return are accounted for using the more likely than not threshold for financial statement recognition and measurement.

Stock-based Compensation

Stock-based compensation expense related to stock option awards, restricted stock units (“RSUs”) and performance stock units (“PSUs”) granted to employees, directors and non-employees based on estimated grant-date fair values. For stock option awards, the Company uses the straight-line method to allocate compensation expense to reporting periods over each optionee’s requisite service period, which is generally the vesting period, and estimates the fair value of share-based awards to employees and directors using the Black-Scholes option- pricing model. The Black-Scholes model requires the input of subjective assumptions, including expected volatility, expected dividend yield, expected term, risk-free rate of return and the stock price of the underlying common shares on the date of grant. The fair value of each RSU is based on the fair value of the Company’s common stock on the date of grant. The related stock-based compensation is recognized on a graded vesting basis as the RSU awards are associated with a performance condition. For PSU awards, the Company uses the graded vesting to allocate compensation expense, as the PSU awards are associated with market conditions, over the holder’s derived service period, and estimates the fair value of the PSU awards using the Monte Carlo simulation. The Company accounts for the effect of forfeitures as they occur.

Internal Use Software

The Company capitalizes certain costs associated with creating and enhancing internally developed software related to the Company’s technology infrastructure and such costs are recorded within property, equipment and software, net. These costs include personnel and related employee benefit expenses for employees who are directly associated with and who devote time to software development projects. Software development costs that do not qualify for capitalization are expensed as incurred and recorded in research and development expense in the Statements of Operations and comprehensive income (loss).

Software development activities typically consist of three stages: (1) the planning phase; (2) the application and infrastructure development stage; and (3) the post implementation stage. Costs incurred in the planning and post implementation phases, including costs associated with training and repairs and maintenance of the developed technologies, are expensed as incurred. The Company capitalizes costs associated with software developed when the preliminary project stage is completed, management implicitly or explicitly authorizes and commits to funding the project and it is probable that the project will be completed and perform as intended. Costs incurred in the application and infrastructure development phases, including significant enhancements and upgrades, are capitalized. Capitalization ends once a project is substantially complete, and the software is ready for its intended purpose. Software development costs are depreciated using a straight-line method over the estimated useful life, commencing when the software is ready for its intended use. The straight-line recognition method approximates the manner in which the expected benefit will be derived. Internal use software is tested for impairment in accordance with the Company’s long- lived assets impairment policy.

Research and Development Expense

Research and development expense consist of outsourced engineering services, allocated facilities costs, depreciation, internal engineering and development expenses, materials, labor and stock-based compensation related to development of the Company’s products and services. Research and development costs are expensed as incurred except for amounts capitalized to internal-use software.

General, and Administrative Expenses

General, and administrative expense consist of personnel costs, allocated facilities expenses, depreciation and amortization, travel, and business development costs.

Change in fair value of warrant liability

Change in fair value of warrant liability represents the change in fair value of Public, Private, Working Capital and Forward Purchase Agreement (“FPA”) Warrants. For each reporting period, Embark will determine the fair value of the warrant liability, and record a corresponding non-cash benefit or non-cash charge, due to a decrease or increase, respectively, in the calculated warrant liability.

Other Income

As part of the Company’s research and development activities, we contract with shippers and freight carriers to transfer freight between the Company’s transfer hubs in return for cash consideration. Transferring freight with the Company’s research and development truck fleet are not and will not be considered an output of the Company’s ordinary activities. Consideration received from such arrangements is presented as other income in the Company’s Condensed Consolidated Statement of Operations.

Interest Income

Interest income primarily consists of investment and interest income from marketable securities, long- term investments and the Company’s cash and cash equivalents.

Interest Expense

Interest expense consisted primarily of interest on the Company’s various truck financing arrangements.

Net Loss Per Share

Prior to the Merger and prior to effecting the recapitalization, the Company had one class of common stock. Subsequent to the Merger, the Company has two classes of common stock: Class A and Class B common stock. The rights of the holders of Class A and Class B common stock are identical, including the liquidation and dividend rights, except with respect to electing members of the Board of Directors and voting rights. As the liquidation and dividend rights are identical, undistributed earnings and losses are allocated on a proportionate basis and the resulting net loss per share attributable to common stockholders are the same for both Class A and Class B common stock on an individual and combined basis.

Basic and diluted net loss per share attributable to common stockholders is presented in conformity with the two-class method required for participating securities. Net loss is attributed to common stockholders and participating securities based on their participation rights. Net loss attributable to common stockholders is not allocated to the redeemable convertible preferred stock as the holders of the redeemable convertible preferred stock do not have a contractual obligation to share in any losses. No dividends were declared or paid for the three months ended March 31, 2022 and March 31, 2021. No preferred stock was outstanding as of March 31, 2022.

Under the two-class method, basic net loss per share attributable to common stockholders is computed by dividing the net loss attributable to common stockholders by the weighted-average number of shares of common stock outstanding during the period.

Diluted earnings per share attributable to common stockholders adjusts basic earnings per share for the potentially dilutive impact of redeemable convertible preferred stock, stock options, and warrants. As the Company has reported losses for all periods presented, all potentially dilutive securities including preferred stock, stock options, and warrants, are antidilutive and accordingly, basic net loss per share equals diluted net loss per share.

Comprehensive Income (Loss)

Comprehensive income (loss) is defined as the total change in stockholders’ equity during the period other than from transactions with stockholders. Comprehensive income (loss) consists of net income (loss) and other comprehensive income (loss). Other comprehensive income (loss) is comprised of unrealized gains or losses on investments classified as available-for-sale.

Recently Adopted Accounting Pronouncements

In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842), which requires lessees to recognize leases on-balance sheet and disclose key information about leasing arrangements. The Company adopted “ASC 842” on January 1, 2022, using the modified retrospective transition method, specifically the “Comparatives under ASC 840 approach”, and used the effective date as the date of initial application. The Company elected the “package of practical expedients,” which permits Embark not to reassess under ASC 842 its prior conclusions about lease identification, lease classification and initial direct costs. The Company also elected the use of hindsight in determining the lease term and in assessing impairment of the entity’s right-of-use assets. Upon adoption of the new leasing standard on January 1, 2022, the Company recognized right-of-use assets of $4.4 million and lease liabilities of $4.5 million, respectively, which are related to its various operating leases (Note 10). The difference between the right-of-use assets and lease liabilities is primarily attributed to the elimination of deferred rent. There was no adjustment to the opening balance of accumulated deficit as a result of the adoption of ASC 842.

In December 2019, the FASB issued ASU 2019-12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes, which is intended to simplify various aspects related to accounting for income taxes. The adoption of ASU 2019-12 is effective for the Company beginning January 1, 2022. The adoption of this standard did not have a material impact to its financial statements.

In May 2021, the FASB issued ASU 2021-04, Modification of equity-classified written call options. ASU 2021-04 provides clarification and reduces diversity in an issuer’s accounting for certain modifications or exchanges of freestanding equity-classified written call options, such as warrants, that remain equity classified after modification or exchange. This guidance will be effective for us on January 1, 2022 with early adoption permitted and will be applied prospectively. The adoption of ASU 2021-04 is effective for the Company beginning January 1, 2022. The adoption of this standard did not have a material impact to its financial statements.

Recently Issued Accounting Pronouncements

As an emerging growth company (“EGC”), the Jumpstart Our Business Startups Act (“JOBS Act”) allows the Company to delay adoption of new or revised accounting pronouncements applicable to public companies until such pronouncements are applicable to private companies. The Company has elected to use this extended transition period under the JOBS Act until such time the Company is no longer considered to be an EGC. The adoption dates discussed below reflect this election.

In June 2016, the FASB issued ASU 2016-13, Financial Instruments — Credit Losses (Topic 326): Measurement of Credit Losses of Financial Instruments, which, together with subsequent amendments, amends the requirement on the measurement and recognition of expected credit losses for financial assets held. ASU 2016-13 is effective for the Company beginning January 1, 2023, with early adoption permitted. The Company is currently in the process of evaluating the effects of this pronouncement on the Company’s financial statements and does not expect it to have a material impact on its consolidated financial statements.

In August 2020, the FASB issued ASU 2020-06, Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging — Contracts in Entity’s Own Equity (Subtopic 815- 40): Accounting for convertible instruments and contracts in an entity’s own equity. The ASU simplifies accounting for convertible instruments by removing certain separation models required under current GAAP. The ASU also removes certain settlement conditions that are required for equity contracts to qualify for the derivative scope exception, and it revises the guidance in ASC 260, Earnings Per Share, to require entities to calculate diluted earnings per share for convertible instruments by using the if-converted method. The amendments are effective for the Company beginning January 1, 2024, including interim periods within those fiscal years. Early adoption is permitted, but no earlier than fiscal years beginning after December 15, 2020, including interim periods within those fiscal years. The Company is currently assessing the impact of this standard on its consolidated financial statements.

In October 2020, the FASB issue ASU No. 2020-10, Codification Improvements, which updates various codification topics by clarifying or improving disclosure requirements to align with the SEC’s regulations. For the Company, the new standard will be effective for annual reporting periods beginning after December 15, 2021 and interim periods within fiscal years beginning after December 15, 2022. The Company is currently evaluating the impact the adoption of this standard on its consolidated financial statements.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make certain estimates and assumptions. These estimates and assumptions affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the balance sheet date, as well as reported amounts of expenses during the reporting period.

The Company’s most significant estimates and judgments involve the useful lives of long-lived assets, the recoverability of long-lived assets, the capitalization of software development costs, the valuation of the Company’s stock-based compensation, including the fair value of common stock and the valuation of warrants to purchase the Company’s stock, the valuation of derivative liabilities and the valuation allowance for income taxes. Management bases its estimates on historical experience and on various other assumptions believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities. Actual results could differ from those estimates.

Cash, Cash Equivalents and Restricted Cash

The Company considers all highly liquid investments purchased with original maturities of three months or less to be cash equivalents. As of December 31, 2021 and 2020, the Company had $264.6 million,and $11.1 million of cash and cash equivalents, which included cash equivalents of $22.3 million, and $7.6 million in highly liquid investments as of December 31, 2021 and 2020, respectively.

The Company maintains a letter of credit to secure a lease of the Company’s headquarters. A portion of the Company’s cash is collateralized in conjunction with the letter of credit and is classified as restricted cash on the Company’s balance sheets. As of December 31, 2021 and 2020, the Company had $0.4 million,and $0.4 million in restricted cash. At the end of each year of the lease, the face amount of the letter of credit is reduced by a fixed amount of approximately $0.1 million and reclassified into cash and cash equivalents on the Company’s balance sheets. The balances to be reclassified to cash in the next twelve months are classified as restricted cash, short-term with the remaining balance classified as restricted cash, long-term on the balance sheets.

The reconciliation of cash and cash equivalents and restricted cash and cash equivalents to amounts presented in the statements of cash flows are as follows (in thousands):

	December 31,
	2021	2020
Cash and cash equivalents	$264,615	$11,055
Restricted cash, short-term	130	65
Restricted cash, long-term	275	340
Cash, cash equivalents and restricted cash	$265,020	$11,460

Investments

The Company’s primary objectives of its investment activities are to preserve principal, provide liquidity, and maximize income without significantly increasing risk. The Company’s investments are made in United States (“U.S.”) treasury securities, U.S. government money market funds or other direct securities issued by the U.S. Government or its agencies. The Company classifies its investments as available-for-sale at the time of purchase since it is intended that these investments are available for current operations. Investments not considered cash equivalents and with maturities of one year or less from the balance sheet dates are classified as marketable securities investments. Investments with maturities greater than one year from the balance sheet dates are classified as long-term investments.

Investments are reported at fair value and are subject to periodic impairment review. Unrealized gains and losses related to changes in the fair value of these securities are recognized in accumulated other comprehensive income (loss), net of tax, unless they are determined to be other-than-temporary impairments. The ultimate value realized on these securities is subject to market price volatility until they are sold. As of December 31, 2021, the Company did not hold any investments. As of December 31, 2020, the Company held $53.6 million available-for-sale investments.

There were no other-than-temporary impairments as of December 31,2020.

Fair Value of Financial Instruments

The Company’s financial instruments consist of cash and cash equivalents, restricted cash, prepaid expenses and other current assets, accounts payable and accrued expenses, short-term and long-term notes payable and other current liabilities. The assets and liabilities that were measured at fair value on a recurring basis are cash equivalents and warrant liabilities. The Company believes that the carrying values of the remaining financial instruments approximate their fair values. The Company applies fair value accounting in accordance with ASC 820, Fair Value Measurements for valuation of financial instruments. ASC 820 provides a framework for measuring fair value under GAAP that expands disclosures about fair value measurements, establishes a fair value hierarchy, and requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The three levels of the fair value hierarchy are summarized as follows:

Level 1 — Fair value is based on observable inputs such as quoted prices for identical assets or liabilities in active markets.

Level 2 — Fair value is determined using quoted prices for similar assets or liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active or are directly or indirectly observable.

Level 3 — Fair value is determined using one or more significant inputs that are unobservable in active markets at the measurement date, such as an option pricing model, discounted cash flow, or similar technique.

The carrying value and fair value of the Company’s financial instruments as December 31, 2021 and 2020, respectively, are as follows:

	As of December 31, 2021
	(in thousands)
	Level 1	Level 2	Level 3	Total
Assets
Cash equivalents:
United States money market funds	$22,349	—	—	$22,349
Liabilities
Warrant liabilities - FPA warrants	$1,337	—	—	$1,337
Warrant liabilities - public warrants	$27,669	—	—	$27,669
Warrant liabilities - working capital warrants	—	—	$4,700	$4,700
Warrant liabilities - private warrants	—	—	$15,714	$15,714

In 2021, transfers from Level 2 to Level 3 of the fair value hierarchy were $15.5 million for Private and Working Capital Warrants.

	As of December 31, 2020
	(in thousands)
	Level 1	Level 2	Level 3	Total
Assets
Cash equivalents:
United States money market funds	$7,586	—	—	$7,586
Short-term investments
United States treasury securities	—	$53,553	—	$53,553

The fair value of the following liability classified Public, Private, Working Capital and FPA Warrants have been measured based on the listed market price of such warrants on date of Merger. For the year ended December 31, 2021 the liability classified Private and Working Capital warrants were fair valued using the Black Scholes Option Pricing Model. For the year ended December 31, 2021, the Company recognized a charge to the statement of operations resulting from an increase in the fair value of warrants of approximately $8.2 million, respectively, presented as other income (expense) on the accompanying statement of operations.

Public and Private Warrants

As part of NGAs’ initial public offering on October 13, 2020, NGA issued to third party investors 41.4 million units, consisting of one share of Class A common stock of NGA and one-third of one warrant, at a price of $10.00 per unit. Each whole warrant entitles the holder to purchase one share of Class A common stock at an exercise price of $11.50 per share (the “Public Warrants”). Further, NGA completed the private sale of 6.7 million warrants to NGA’s sponsor at a purchase price of $1.50 per warrant (the “Private Warrants”). Each Private Warrant allows the sponsor to purchase one share of Class A common stock at $11.50 per share. Subsequent to the Business Combination, 13.8 million Public Warrants and 6.7 Private Warrants remained outstanding as of December 31, 2021.

The Private Placement Warrants are identical to the Public Warrants underlying the Units sold in the Initial Public Offering, except that the Private Placement Warrants and the Class A common stock issuable upon the exercise of the Private Placement Warrants will not be transferable, assignable or salable until 30 days after the completion of a Business Combination, subject to certain limited exceptions. Additionally, the Private Placement Warrants will be exercisable on a cashless basis and be non-redeemable so long as they are held by the initial purchasers or their permitted transferees. If the Private Placement Warrants are held by someone other than the initial purchasers or their permitted transferees, the Private Placement Warrants will be redeemable by the Company and exercisable by such holders on the same basis as the Public Warrants.

The Company evaluated the Public and Private Warrants under ASC 815-40, Derivatives and Hedging-Contracts in Entity’s Own Equity, and concluded that they do not meet the criteria to be classified in stockholders’ equity. Since the Public and Private Warrants meet the definition of a derivative under ASC 815, the Company recorded these warrants as liabilities on the balance sheet at fair value upon the closing of the Business Combination, with subsequent changes in their respective fair values recognized in the consolidate statement of operations and comprehensive income (loss) at each reporting date.

Convertible Notes and Derivatives

The Company accounts for its derivatives in accordance with, ASC 815-10, Derivatives and Hedging, or ASC 815-15, Embedded Derivatives, depending on the nature of the derivative instrument. ASC 815 requires each contract that is not a derivative in its entirety be assessed to determine whether it contains embedded derivatives that are required to be bifurcated and accounted for as a derivative financial instrument. The embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative if the combined instrument is not accounted for in its entirety at fair value with changes in fair value recorded in earnings, the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract, and a separate instrument with the same terms as the embedded derivative would qualify as a derivative instrument. Embedded derivatives are measured at fair value and remeasured at each subsequent reporting period, and recorded within convertible notes, net on the accompanying Balance Sheets and changes in fair value recorded in other expense within the Statements of Operations. Upon the consummation of the Merger, the related convertible note liability was extinguished. For the year ended December 31, 2021, the Company held no derivative instruments.

Property, Equipment and Software

Property, equipment and software is stated at cost less accumulated depreciation. Repair and maintenance costs are expensed as incurred. Depreciation and amortization are recorded on a straight-line basis over each asset’s estimated useful life.

Property, Equipment and Software	Useful life (years)
Machinery and equipment	5 years
Electronic equipment	3 years
Vehicles and vehicle hardware	3 – 7 years
Leasehold improvements	Shorter of useful life or lease term
Furniture and fixtures	7 years
Developed software	2 – 4 years

Leases

The Company accounts for leases under Accounting Standards Codification Topic 840 (“ASC 840”). We categorize leases at their inception as either operating or capital leases based on whether the terms of the lease agreement effectively transfers ownership of the underlying asset to the company. The criteria for evaluation of capital leases include an evaluation of whether title transfers at the end of the lease term, whether the lease includes a bargain purchase option, whether the lease term is for a majority of the underlying assets useful life, or the contractual lease payments equal a majority of the fair value of the underlying asset. Our outstanding leases are primarily operating leases. For operating leases, we recognize lease costs on a straight-line basis upon the earlier of the inception date per rent agreement or the date on which control of the space is achieved, without regard to deferred payment terms such as rent holidays considered at inception of lease that defer the commencement date of required payments. Additionally, incentives received are treated as a reduction of costs over the term of the agreement. We categorized our deferred rent as part of the accrued expenses and other current liabilities, and the long-term deferred rent financial statement line items.

Impairment of Long-Lived Assets

The Company reviews its long-lived assets for impairment annually, or whenever events or circumstances indicate that the carrying amount of an asset may not be fully recoverable. The Company assesses the recoverability of these assets by comparing the carrying amount of such assets or asset group to the future undiscounted cash flows it expects the assets or asset group to generate. The Company recognizes an impairment loss if the sum of the expected long-term undiscounted cash flows that the long-lived asset is expected to generate is less than the carrying amount of the long-lived asset being evaluated.

Deferred Transaction Costs

Deferred transaction costs, which consist of direct incremental legal, consulting, and accounting fees relating to the merger transaction, are capitalized until they are recorded against proceeds upon the consummation of the transaction.

Income Taxes

The Company accounts for income taxes using the asset and liability method, under which deferred tax assets and liabilities are recognized for the expected future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases.

A valuation allowance is provided when it is more likely than not that some portion or all of a deferred tax asset will not be realized. Due to the Company’s lack of earnings history, the net deferred tax assets have been fully offset by a valuation allowance as of December 31, 2021 and 2020. Uncertain tax positions taken or expected to be taken in a tax return are accounted for using the more likely than not threshold for financial statement recognition and measurement.

Stock-based Compensation

Stock-based compensation expense related to stock option awards, restricted stock units (“RSUs”) and performance stock units (“PSUs”) granted to employees, directors and non-employees based on estimated grant-date fair values. For stock option awards, the Company uses the straight-line method to allocate compensation expense to reporting periods over each optionee’s requisite service period, which is generally the vesting period, and estimates the fair value of share-based awards to employees and directors using the Black-Scholes option- pricing model. The Black-Scholes model requires the input of subjective assumptions, including expected volatility, expected dividend yield, expected term, risk-free rate of return and the estimated fair value of the underlying ordinary shares on the date of grant. The fair value of each RSU is based on the fair value of the Company’s common stock on the date of grant. The related stock-based compensation is recognized on a graded vesting basis as the RSU awards are associated with a performance condition. For PSU awards, the Company uses the graded vesting to allocate compensation expense, as the PSU awards are associated with market conditions, over the holder’s derived service period, and estimates the fair value of the PSU awards using the Monte Carlo simulation. The Company accounts for the effect of forfeitures as they occur.

Internal Use Software

The Company capitalizes certain costs associated with creating and enhancing internally developed software related to the Company’s technology infrastructure and such costs are recorded within property, equipment and software, net. These costs include personnel and related employee benefit expenses for employees who are directly associated with and who devote time to software development projects. Software development costs that do not qualify for capitalization are expensed as incurred and recorded in research and development expense in the Statements of Operations and comprehensive income (loss).

Software development activities typically consist of three stages: (1) the planning phase; (2) the application and infrastructure development stage; and (3) the post implementation stage. Costs incurred in the planning and post implementation phases, including costs associated with training and repairs and maintenance of the developed technologies, are expensed as incurred. The Company capitalizes costs associated with software developed when the preliminary project stage is completed, management implicitly or explicitly authorizes and commits to funding the project and it is probable that the project will be completed and perform as intended. Costs incurred in the application and infrastructure development phases, including significant enhancements and upgrades, are capitalized. Capitalization ends once a project is substantially complete, and the software is ready for its intended purpose. Software development costs are depreciated using a straight-line method over the estimated useful life, commencing when the software is ready for its intended use. The straight-line recognition method approximates the manner in which the expected benefit will be derived. Internal use software is tested for impairment in accordance with our long- lived assets impairment policy.

Research and Development Expense

Research and development expense consist of outsourced engineering services, allocated facilities costs, depreciation, internal engineering and development expenses, materials, labor and stock-based compensation related to development of the Company’s products and services. Research and development costs are expensed as incurred except for amounts capitalized to internal-use software.

General, and Administrative Expenses

General, and administrative expense consist of personnel costs, allocated facilities expenses, depreciation and amortization, travel, and business development costs.

Other Income

As part of our research and development activities, we contract with shippers and freight carriers to transfer freight between the Company’s transfer hubs in return for cash consideration. Transferring freight with the Company’s research and development truck fleet are not and will not be considered an output of the Company’s ordinary activities. Consideration received from such arrangements is presented as other income in the Company’s Statement of Operations.

Interest Income

Interest income primarily consists of investment and interest income from marketable securities, long- term investments and our cash and cash equivalents.

Interest Expense

Interest expense consisted primarily of interest on our convertible notes payable, which was repaid upon consummation of the Business Combination.

Net Loss Per Share

Prior to the Merger and prior to effecting the recapitalization, the Company had one class of common stock. Subsequent to the Merger, the Company has two classes of common stock: Class A and Class B common stock. The rights of the holders of Class A and

Class B common stock are identical, including the liquidation and dividend rights, except with respect to electing members of the Board of Directors and voting rights. As the liquidation and dividend rights are identical, undistributed earnings and losses are allocated on a proportionate basis and the resulting net loss per share attributable to common stockholders are the same for both Class A and Class B common stock on an individual and combined basis.

Basic and diluted net loss per share attributable to common stockholders is presented in conformity with the two-class method required for participating securities. The Company considers all series of its convertible preferred stock to be participating securities. Net loss is attributed to common stockholders and participating securities based on their participation rights. Net loss attributable to common stockholders is not allocated to the redeemable convertible preferred stock as the holders of the redeemable convertible preferred stock do not have a contractual obligation to share in any losses.No dividends were declared or paid for the year ended December 31, 2021 or 2020.

Under the two-class method, basic net loss per share attributable to common stockholders is computed by dividing the net loss attributable to common stockholders by the weighted-average number of shares of common stock outstanding during the period.

Diluted earnings per share attributable to common stockholders adjusts basic earnings per share for the potentially dilutive impact of redeemable convertible preferred stock, stock options, and warrants. As the Company has reported losses for all periods presented, all potentially dilutive securities including preferred stock, stock options, and warrants, are antidilutive and accordingly, basic net loss per share equals diluted net loss per share.

Comprehensive Income (Loss)

Comprehensive income (loss) is defined as the total change in shareholders’ equity during the period other than from transactions with shareholders. Comprehensive income (loss) consists of net income (loss) and other comprehensive income (loss). Other comprehensive income (loss) is comprised of unrealized gains or losses on investments classified as available-for-sale.

Recently Adopted Accounting Pronouncements

In August 2018, the FASB issued ASU No. 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”), to improve the effectiveness of disclosures in the note to the financial statements by facilitating clear communication of the information required by generally accepted accounting principles. The adoption of ASU 2018-13 is effective for the Company beginning January 1, 2020. The adoption of this standard did not have a material impact to the Company’s results of operations for the year ended December 31, 2021.

In November 2019, the FASB issued ASU 2019-08, Compensation Stock Compensation (Topic 718) and Revenue from Contracts with Customers (Topic 606): Codification Improvements — Share-Based Consideration Payable to a Customer (“ASU 2019-08”), which requires that share based consideration payable to a customer is measured under stock compensation guidance. Under ASU 2019-08, awards issued to customers are measured and classified following the guidance in Topic 718 while the presentation of the fair value of the award is determined following the guidance in ASC 606. ASU 2019-08 was early adopted in conjunction with the adoption of ASU 2018-07. The new ASU was adopted using a modified retrospective transition approach with no impact to the Company’s financial statements.

Recently Issued Accounting Pronouncements

As an emerging growth company (“EGC”), the Jumpstart Our Business Startups Act (“JOBS Act”) allows the Company to delay adoption of new or revised accounting pronouncements applicable to public companies until such pronouncements are applicable to private companies. The Company has elected to use this extended transition period under the JOBS Act until such time the Company is no longer considered to be an EGC. The adoption dates discussed below reflect this election.

In February 2016, the FASB issued ASU No. 2016-02, Leases (“Topic 842”), which supersedes the guidance in former ASC 840, Leases. This standard requires lessees to apply a dual approach, classifying leases as either finance or operating leases based on the principle of whether or not the lease is effectively a financed purchase by the lessee. This classification will determine whether lease expense is recognized based on an effective interest method or on a straight-line basis over the term of the lease. A lessee is also required to record a right-of-use asset and a lease liability for all leases with a term of greater than 12 months regardless of their classification. Leases with a term of 12 months or less may be accounted for similar to existing guidance for operating leases under ASC 840. In May 2020, the FASB issued ASU No. 2020-05, Revenue from Contracts with Customers (Topic 606) and Leases (Topic 842): Effective Dates for Certain Entities, which deferred the effective dates for non-public entities. Therefore, this standard is effective for annual reporting periods, and interim periods within those years, for public entities beginning after December 15, 2018 and for private entities beginning after December 15, 2021. Originally, a modified retrospective transition approach was required for leases existing at, or entered into after, the beginning of the earliest comparative period presented in the financial statements. In July 2018, the FASB issued guidance to permit an alternative transition method for Topic 842, which allows transition to the new lease standard by recognizing a cumulative-effect adjustment to the opening balance of retained earnings in the period of adoption. Entities may elect to apply either approach. There are also a number of optional practical expedients that entities may elect to apply. The Company is currently assessing the impact of this standard on its financial statements. The Company expects to record a right-of-use asset and lease liability in the range of $ 4.1-5.0 million, connection with adopting this standard as of January 1, 2022.

In June 2016, the FASB issued ASU 2016-13, Financial Instruments — Credit Losses (Topic 326): Measurement of Credit Losses of Financial Instruments, which, together with subsequent amendments, amends the requirement on the measurement and recognition of expected credit losses for financial assets held. ASU 2016-13 is effective for the Company beginning January 1, 2023, with early adoption permitted. The Company is currently in the process of evaluating the effects of this pronouncement on the Company’s financial statements and does not expect it to have a material impact on the financial statements.

In December 2020, the FASB issued ASU 2019-12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes, which is intended to simplify various aspects related to accounting for income taxes. The pronouncement is effective for fiscal years, and for interim periods within those fiscal years, beginning after December 15, 2020, with early adoption permitted. ASU 2019-12 is effective for the Company beginning January 1, 2022, with early adoption permitted. The Company is currently in the process of evaluating the effects of this pronouncement on the Company’s financial statements and does not expect it to have a material impact on the financial statements.

In August 2020, the FASB issued ASU 2020-06, Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging — Contracts in Entity’s Own Equity (Subtopic 815- 40): Accounting for convertible instruments and contracts in an entity’s own equity. The ASU simplifies accounting for convertible instruments by removing certain separation models required under current U.S. GAAP. The ASU also removes certain settlement conditions that are required for equity contracts to qualify for the derivative scope exception, and it revises the guidance in ASC 260, Earnings Per Share, to require entities to calculate diluted earnings per share for convertible instruments by using the if-converted method. The amendments are effective for the Company beginning January 1, 2024, including interim periods within those fiscal years. Early adoption is permitted, but no earlier than fiscal years beginning after December 15, 2020, including interim periods within those fiscal years. The Company is currently assessing the impact of this standard on its financial statements.

In May 2021, the FASB issued ASU 2021-04. ASU 2021-04 provides clarification and reduces diversity in an issuer’s accounting for certain modifications or exchanges of freestanding equity-classified written call options, such as warrants, that remain equity classified after modification or exchange. This guidance will be effective for us on January 1, 2022 with early adoption permitted and will be applied prospectively. We are currently evaluating the impact of this guidance on our consolidated financial statements.